Provisions and other non-current liabilities (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product liability, government investigations, other legal matters provisions [roll forward]
Product liabilities government investigations other legal matters provisions at beginning of period	$ 124	$ 702	$ 397
Provisions related to discontinued operations		(97)
Impact of business combinations			4
Cash payments	(102)	(448)	(105)
Releases	(12)	(219)	(52)
Additions	160	170	466
Currency translation effects	(6)	16	(8)
Product liabilities government investigations other legal matters provisions at end of period	164	124	702
Less current provision	(89)	(42)	(548)
Non-current product liabilities, governmental investigations and other legal matters provisions at end of period	$ 75	$ 82	154
Continuing operations [member]
Product liability, government investigations, other legal matters provisions [roll forward]
Cash payments			(67)
Releases			(38)
Additions			$ 435